SHARE BASED COMPENSATION (Summary of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Options
Options outstanding	1,848,267
Forfeited	(25,850)
Exercised	(47,000)
Options outstanding	1,775,417	1,848,267
Options exercisable	1,775,417
Weighted Average Exercise Price
Options outstanding	$ 0.59
Granted	0
Options outstanding	0.59	$ 0.59
Options exercisable	$ 0.59
Weighted Average Remaining Contract Life
Options outstanding	2 years 8 months 26 days	3 years 8 months 26 days
Options exercisable	2 years 8 months 26 days
Aggregate Intrinsic Value
Options outstanding	$ 13,261	$ 20,104
Options exercisable	$ 13,261